Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (172)	$ (197)	$ (154)	$ (184)
Total realized and unrealized gains (losses) included in income	(11)	6	(56)	55
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	26
Movements Sales/Settlements	(2)	16	28	(43)
Transfers into Level 3 of fair value hierarchy, liabilities	(5)	(1)	(12)	(3)
Transfers Out of Level 3	3	(11)	7	(38)
Fair value ending balance	(187)	(187)	(187)	(187)
Change in Unrealized gain (losses) on instruments still held	(17)	33	(44)	36
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(148)	(169)	(126)	(156)
Total realized and unrealized gains (losses) included in income	(22)	14	(63)	(16)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	10	13	29	30
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(160)	(142)	(160)	(142)
Change in Unrealized gain (losses) on instruments still held	(14)	34	(36)	28
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(7)	1	(6)	4
Total realized and unrealized gains (losses) included in income	2	(2)	3	(6)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	3	0	4	0
Transfers into Level 3 of fair value hierarchy, liabilities	(5)	(1)	(11)	(1)
Transfers Out of Level 3	3	1	6	2
Fair value ending balance	(4)	(1)	(4)	(1)
Change in Unrealized gain (losses) on instruments still held	(1)	(1)	0	(1)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(23)	(27)	(21)	(59)
Total realized and unrealized gains (losses) included in income	0	2	(1)	45
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	26
Movements Sales/Settlements	0	(10)	(1)	(17)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	(1)	(2)
Transfers Out of Level 3	0	(12)	1	(40)
Fair value ending balance	(23)	(47)	(23)	(47)
Change in Unrealized gain (losses) on instruments still held	(2)	(1)	(3)	10
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	6	(2)	(1)	27
Total realized and unrealized gains (losses) included in income	9	(8)	5	32
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	(15)	13	(4)	(56)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	0	3	0	3
Change in Unrealized gain (losses) on instruments still held	0	1	(5)	(1)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(74)	(49)	(22)	(44)
Total realized and unrealized gains (losses) included in income	112	(166)	113	(96)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(77)	(202)	(210)	(389)
Movements Sales/Settlements	30	310	110	422
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(9)	(107)	(9)	(107)
Change in Unrealized gain (losses) on instruments still held	112	(167)	112	(95)
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(910)	(592)	(985)	(416)
Total realized and unrealized gains (losses) included in income	(18)	(9)	(8)	(38)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(24)	(211)	(98)	(359)
Movements Sales/Settlements	213	8	331	16
Transfers into Level 3 of fair value hierarchy, liabilities	0	(1)	0	(10)
Transfers Out of Level 3	15	10	36	12
Fair value ending balance	(724)	(795)	(724)	(795)
Change in Unrealized gain (losses) on instruments still held	(12)	(4)	(10)	(28)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,150	1,001	980	845
Total realized and unrealized gains (losses) included in income	27	(52)	89	31
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	41	37	165	158
Movements Sales/ Settlements	(22)	(3)	(37)	(51)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	(1)	0
Fair value ending balance	1,196	983	1,196	983
Change in Unrealized gain (losses) on instruments still held	17	(20)	86	21
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,150	1,001	980	845
Total realized and unrealized gains (losses) included in income	27	(52)	89	31
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	41	37	165	158
Movements Sales/ Settlements	(22)	(3)	(37)	(51)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	(1)	0
Fair value ending balance	1,196	983	1,196	983
Change in Unrealized gain (losses) on instruments still held	17	(20)	86	21
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,321	3,746	2,404	2,537
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	3	(293)	(13)	(512)
Movements purchases/Issuances	132	3	263	2,117
Movements Sales/ Settlements	(26)	(1,148)	(224)	(1,834)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,430	2,308	2,430	2,308
Change in Unrealized gain (losses) on instruments still held	1	(6)	(10)	(8)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	14	61	27	60
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	0	2	(4)	(6)
Movements purchases/Issuances	0	0	3	21
Movements Sales/ Settlements	(3)	(4)	(15)	(16)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	11	59	11	59
Change in Unrealized gain (losses) on instruments still held	0	0	0	0
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,307	3,685	2,377	2,477
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	3	(295)	(9)	(506)
Movements purchases/Issuances	132	3	260	2,096
Movements Sales/ Settlements	(23)	(1,144)	(209)	(1,818)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,419	2,249	2,419	2,249
Change in Unrealized gain (losses) on instruments still held	1	(6)	(10)	(8)
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	38	52	142	49
Total realized and unrealized gains (losses) included in income	0	2	0	4
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	2	26	94	88
Movements Sales/ Settlements	(6)	(37)	(160)	(101)
Transfer Into Level 3	1	54	8	89
Transfers Out of Level 3	(27)	0	(76)	(32)
Fair value ending balance	8	97	8	97
Change in Unrealized gain (losses) on instruments still held	0	(5)	0	(28)
Trading Loans Securities And Other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	29	22	65	49
Total realized and unrealized gains (losses) included in income	0	0	1	6
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	1	26	91	49
Movements Sales/ Settlements	(1)	(13)	(86)	(72)
Transfer Into Level 3	1	54	8	89
Transfers Out of Level 3	(27)	0	(76)	(32)
Fair value ending balance	3	89	3	89
Change in Unrealized gain (losses) on instruments still held	0	(5)	0	(28)
Trading Loans Securities And Other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	9	30	10	0
Total realized and unrealized gains (losses) included in income	0	2	(1)	(2)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	1	0	3	39
Movements Sales/ Settlements	(5)	(24)	(7)	(29)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	5	8	5	8
Change in Unrealized gain (losses) on instruments still held	0	0	0	0
Trading Loans Securities And Other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	0	67	0
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/ Settlements	0	0	(67)	0
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	0	0	0	0
Change in Unrealized gain (losses) on instruments still held	$ 0	$ 0	$ 0	$ 0